Accounts receivable, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable consists of the following:

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Accounts receivable from third party customers	$2,056	$2,799
Less: Allowance for credit losses	(1,989)	(1,837)
Accounts receivable, net	$67	$962

4. Accounts receivable, net

Accounts receivable consist of the following:

(Amounts in thousands)	December 31, 2024	December 31, 2023
Accounts receivable from third party customers	$2,799	$348
Less: Allowance for credit losses	(1,837)	(285)
Accounts receivable, net	$962	$63

For the years ended December 31, 2024 and 2023, changes in the allowance for credit losses were as follows:

	Years Ended December 31,
(Amounts in thousands)	2024	2023
Balance at beginning of year	$(285)	$(218)
Additions	(1,653)	(62)
Income from unused provisions	60	-
Utilized provisions during the year	-	-
Foreign exchange fluctuations	41	(5)
Balance at end of year	$(1,837)	$(285)